SHARE-BASED COMPENSATION (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	May. 14, 2010	Apr. 23, 2012	Apr. 23, 2011	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year Number Of Shares				0
Exercise Price Per Share				$ 40	$ 40
Weighted Average Fair Value				18.9
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year Number of shares	100,000
Vested during the year Number of shares		50,000	50,000
Forfeited during the year Number of shares		50,000
Granted during the year Fair Value				$ 3.94
Restricted Stock or Unit Expense				$ 0	$ 0	$ 0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Fair Value	$ 1.89
Share based compensation expenses				$ 0	$ 2,000	$ 2,000
Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,500,000
Granted during the year Number Of Shares	180,000
Exercise Price Per Share	$ 4.00